Fair Value Measurements (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value of Financial Instruments (Textual) [Abstract]
Unrealized gain (loss) on other investments	$ 16,000,000	$ (6,000,000)
Unrealized gain (loss) on derivatives	(257,000,000)	154,000,000
Unrealized gain (loss) on future policy benefits and claims	1,200,000,000	(1,700,000)
Total fixed maturity securities at fair value	4,106,000,000	4,590,000,000	3,556,000,000
Enhancing guarantee bonus feature period	10 years
High liability value policy withdrawal period	20 years
Policy withdrawal period	1 year
Investments guarantee period	7 years
Separate account expiration year	2016
Target portfolio guaranteed period	7 years
Non-performance risk	10.00%
Derivative liabilities	(1,000,000)
Transfers from Level 1 to Level 2	42,000,000	0
Transfers from Level 2 to Level 1	0
Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Policyholders of mortality for majority of business	45
Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Policyholders of mortality for majority of business	85
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Separate account assets	$ 1,600,000,000	$ 1,300,000,000